Taxation on Ordinary Activities (Details) - Schedule of Components of Income Tax Expense (Benefit) - GBP (£)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current tax:
UK current tax expense	£ 0	£ 521,217	£ 303,357	£ 686,159	£ 550,281
Adjustments in respect of prior periods			380	(18,420)	0
Total UK current tax	0	521,217	303,737	667,739	550,281
Foreign current tax expense	294,578	265,691	517,781	362,736	284,363
Adjustments in respect of prior periods	26,709	0	(20,344)	30,727	(2,098)
Total foreign tax	321,287	265,691	497,437	393,463	282,265
Total current tax	321,287	786,908	801,174	1,061,202	832,546
Deferred tax:
Origination and reversal of timing differences	(720,671)	75,762	1,407,915	(142,158)	1,081
Impact of change in tax rate	(218,318)	0	(156,063)	58,184	(322,603)
Recognition of DTAs for previously unrecognised losses	(36,468)	(1,475,928)	(2,589,487)	(1,292,391)	0
Total deferred tax	(975,457)	(1,400,166)	(1,337,635)	(1,376,365)	(321,522)
Taxation on ordinary activities	£ (654,170)	£ (613,258)	£ (536,461)	£ (315,163)	£ 511,024